Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule of operating lease commitments
Amount
Year ending 31 December:
2019	$2,835,921
2020	2,041,438
2021	1,580,334
2022	930,949
2023	51,181
2024 and thereafter	161,299
Total minimum payment required	$7,601,122

Schedule of future payments for employment agreements
Amount
Year ending 30 June:
2020	$501,443
2021	476,186
2022	31,371
Total minimum payment required	$1,009,000

Amount
Year ending 31 December:
2019	$251,413
2020	592,803
2021	220,694
Total minimum payment required	$1,064,910

Schedule of capital expenditure commitments

		Payments Due by Period
			Less than	1-3	3-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$2,322,053	$741,829	$1,125,281	$454,943	$-
Total		$2,322,053	$741,829	$1,125,281	$454,943	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$1,620,960	$331,560	$675,400	$614,000	$-
Asset construction commitments	(b)	216,326	216,326	-	-	-
Total		$1,837,286	$547,886	$675,400	$614,000	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

(b)	Represents asset under construction for certain office equipment and IT equipment and vehicles.